Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended	101 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
ATAC Credit Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%	(1.20%)	(1.02%)
ATAC Rotation Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	0.17%			7.28%
ATAC Rotation Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.78%	0.42%		6.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	(0.29%)	(0.24%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%		15.24%	15.37%